LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Schedule of Liability for Future Policy Benefits, Undiscounted and Discounted Expected Gross Premiums and Expected Future Benefits and Expenses (Details) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Term
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	$ 6,022	$ 5,846
Expected future gross premiums (undiscounted)	7,273	7,230
Expected future benefit payments and expenses (discounted; AOCI basis)	3,465	4,294
Expected future gross premiums (discounted; AOCI basis)	3,904	5,102
Payout - Legacy
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	3,947	3,066
Expected future gross premiums (undiscounted)	0	0
Expected future benefit payments and expenses (discounted; AOCI basis)	2,607	2,471
Expected future gross premiums (discounted; AOCI basis)	0	0
Payout
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	1,460	1,538
Expected future gross premiums (undiscounted)	0	0
Expected future benefit payments and expenses (discounted; AOCI basis)	801	1,089
Expected future gross premiums (discounted; AOCI basis)	0	0
Group Pension
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	730	797
Expected future gross premiums (undiscounted)	0	0
Expected future benefit payments and expenses (discounted; AOCI basis)	563	662
Expected future gross premiums (discounted; AOCI basis)	0	0
Health
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	2,510	2,687
Expected future gross premiums (undiscounted)	99	120
Expected future benefit payments and expenses (discounted; AOCI basis)	1,533	2,052
Expected future gross premiums (discounted; AOCI basis)	$ 78	$ 108